SCHEDULE OF RECONCILIATION OF THE STATUTORY INCOME TAX RATE TO EFFECTIVE TAX RATE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal rate					$ (2,460,000)	$ (142,000)
Stock compensation					1,020,000
Gain on extinguishment						(115,000)
Federal RTP					(30,000)
Deferred tax adjustment					(150,000)
Other					(4,000)	1,000
Change in valuation allowance					1,624,000	256,000
Income Tax Provision (Benefit)